Impaired Loans (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	¥ 1,145,060	[1]	¥ 1,464,218	[1]
Small balance homogeneous loans of which were collectively evaluated for impairment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	¥ 425,391		¥ 504,750

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status completely corresponds to the Group's definition of impaired loans.